Employee benefit plans	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Employee benefit plans
19. Employee benefit plans

	December 31, 2021	December 31, 2020
Employee benefit plan expense:
Employee Benefit Plans	$2,317	$3,036
Supplemental Pension Plan	—	(187)
	$2,317	$2,849

Actuarial losses recognized in the statement of other comprehensive income (loss) in the year, before tax	$(115)	$(3,440)

Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	$(29,754)	$(29,639)
19. Employee benefit plans (continued)
Defined Benefit Plans
The Company operated a Supplemental Pension Plan ("the SERP"), which was a defined benefit pension plan in Canada with assets held in a Retirement Compensation Arrangement (“RCA”) trust account. The SERP, which was only available to certain qualifying employees, provided benefits that would otherwise have been paid from Eldorado Gold Corporation Pension Plan for Designated Employees if it was not subject to the maximum pension limits under the Income Tax Act (Canada) for registered pension plans.
On December 13, 2019, the Company resolved to wind-up the SERP. Each member’s entitlement was crystallized in 2019 and the SERP's defined benefit obligation changed from a monthly lifetime pension payment to a known one-off lump sum payment. The lump sum payments to members were made in stages. Initial partial lump sum payments were made to retired members in December 2019, a second installment was made in September 2020, and a final installment was made in 2021. The Company received a refund of the remaining assets in the SERP on September 28, 2021. As a result, $5,793 was received in cash and is presented on the statement of cash flow as a component of employee benefit plan payments received.
Subsidiaries Employee Benefit Plans
According to the Greek and Turkish labour laws, employees are entitled to compensation in case of dismissal or retirement, the amount of which varies depending on salary, years of service and the manner of termination (dismissal or retirement). Employees who resign or are dismissed with cause are not entitled to compensation. The Company considers this a defined benefit obligation. Amounts relating to these employee benefit plans have been included in the tables in this note under “Employee Benefit Plan” when applicable.
The amounts recognized in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2021	December 31, 2020
	Employee benefit plans	Employee benefit plans	SERP	Total

Present value of obligations	$(8,942)	$(11,109)	$(2,721)	$(13,830)
Fair value of plan assets	—	—	8,470	8,470
Asset (liability) on statement of financial position	$(8,942)	$(11,109)	$5,749	$(5,360)
19. Employee benefit plans (continued)
The movement in the present value of the employee benefit obligations over the years is as follows:

	2021			2020
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Balance at January 1,	$(11,109)	$(2,721)	$(13,830)	$(9,317)	$(18,366)	$(27,683)
Current service cost	(2,070)	—	(2,070)	(2,446)	—	(2,446)
Past service cost	113	—	113	—	—	—
Interest cost	(549)	—	(549)	(639)	(547)	(1,186)
Actuarial (loss) gain	(115)	—	(115)	(2,664)	548	(2,116)
Assets distributed on settlement (1)	—	—	—	3,146	14,945	18,091
Benefit payments	1,049	2,740	3,789	1,172	180	1,352
Exchange gain (loss)	3,739	(19)	3,720	(361)	519	158
Balance at December 31,	$(8,942)	$—	$(8,942)	$(11,109)	$(2,721)	$(13,830)
(1)Assets distributed on settlement are related to the wind-up and settlement of the registered pension plans and supplemental pension plans in Canada.

The movement in the fair value of plan assets over the years is as follows:

	2021	2020
	SERP	Employee benefit plans	SERP	Total

At January 1,	$8,470	$1,958	$24,610	$26,568
Interest income on plan assets	—	42	736	778
Actuarial gain (loss)	—	59	(1,383)	(1,324)
Contributions by employer	—	1,281	—	1,281
Assets distributed on settlement (2)	(8,470)	(3,141)	(14,945)	(18,086)
Benefit payments	—	(138)	(180)	(318)
Exchange loss	—	(61)	(368)	(429)
At December 31,	$—	$—	$8,470	$8,470
(2)Assets distributed on settlement are related to the wind-up and settlement of the registered pension plans and supplemental pension plans in Canada.
19. Employee benefit plans (continued)
During 2021, the SERP plan was wound up and the Company received a refund of the remaining assets. As there are no remaining assets at December 31, 2021, the actual return on plan assets was nil (2020 – loss of $546). As at December 31, 2020, the defined benefit plan's weighted average asset allocation percentages were 80% in money market funds and 20% held by the Canada Revenue Agency refundable tax account.
The principal actuarial assumptions used were as follows:

	2021		2020
	Employee benefit plans		Employee benefit plans			SERP
	Greece	Turkey	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%

Expected return on plan assets	—	—	—	—	3.1	3.1
Discount rate - beginning of year	0.4	12.8	0.9	13.0	3.1	3.1
Discount rate - end of year	1.0	19.0	0.4	12.8	—	3.1
Rate of salary escalation	1.7	15.0	1.7	8.5	—	—

The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $166
	Decrease by 0.5%	Increase by $199
Salary escalation rate	Increase by 0.5%	Increase by $194
	Decrease by 0.5%	Decrease by $163